As filed with the Securities and Exchange Commission on November 30, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22790

DoubleLine Equity Funds

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Equity Funds

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2015

Share Classes

DoubleLine Equities Growth Fund

DBEGX (I-share)

DDEGX (A-share)

DoubleLine Equity LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2015	3

President’s Letter	September 30, 2015

Dear DoubleLine Funds Shareholder,

On behalf of the DoubleLine Equities Growth Fund (the “Fund”), I am pleased to deliver the Semi-Annual Report for the 6-month period ended September 30, 2015. On the following pages you will find specific information regarding the Fund’s operations and holdings. In addition, we discuss the Fund’s investment performance and the main drivers of that performance during the reporting period.

If you have any questions regarding the DoubleLine Funds please don’t hesitate to call us at 877-DLine11 (877-354-6311), or visit our website www.doublelinefunds.com to hear our investment management team offer deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald R. Redell, CFA

President

DoubleLine Equity Funds

November 1, 2015

4	DoubleLine Equities Growth Fund

Financial Markets Highlights	September 30, 2015

The 6-month period ended September 30, 2015 was somewhat of a turning point for the U.S. equity markets. Prior to the second quarter of 2015, we had seen at least five consecutive quarters of declines in the yields on sovereign bonds of most major developed nations. Falling rates coupled with steady, albeit modest, earnings growth created the conditions for rising equity prices. In the second quarter, all this began to change. As the markets began the second quarter, corporate earnings had already peaked, perhaps for the cycle. The market was caught in a vice between the prospect of an increase in short-term interest rates by the Federal Reserve and slowing global economic growth. Investors were clearly concerned the Fed may raise rates even though U.S economic growth was weaker than it was when the Fed embarked on the third round of quantitative easing (QE3). Of even greater concern was growth outside the U.S., where economic conditions in China (the source of much of the world’s incremental economic growth) appeared increasingly weak. Early in the second quarter the S&P 500® Index continued pushing higher, reaching an all-time high in May. April saw many companies report first calendar quarter results which reflected the headwinds that were to dog earnings in the second and third quarters. Specifically, revenue growth remained very slow. Additionally, the strong dollar began to cut into earnings both by reducing revenue growth for companies exposed to exports and imports, and by reducing the translation of foreign earnings back into dollars. With margins at elevated levels there was little room to grow earnings through efficiencies, especially with little revenue growth and the labor market firming. By late July the S&P 500® Index was pushing up against the May highs. In the month of August, volatility made a dramatic return to the U.S. Equity markets. The S&P 500® Index ended the month down over 6%, -7% off of its all-time high. At one point toward the end of the month, the index traded 12.5% of its May highs. The Chicago Board Options Exchange Volatility Index (VIX), which measures the volatility of the S&P 500® Index, spiked to levels not seen since the depths of the financial crisis in 2009. The VIX, which had ended July at 12 and had never been above 23 this year, spiked to 53. This increased volatility was mirrored in other asset classes, such as Treasuries, Oil and the U.S. Dollar (USD); however, each of these asset classes ended the month of August at roughly the same levels they began despite the sharp intra-month moves. In other words, investors in those asset classes who slept through the month of August could be forgiven for concluding that very little had happened. In contrast, an equity investor would have awakened at month-end to substantial losses and a precarious and volatile S&P 500® Index. Within equities, the selling was broad-based, indicating an across-the-board liquidation of equity holdings. For instance, Russell® 1000 Growth and Value benchmarks were (unusually) down almost exactly the same amount. Further down the capitalization spectrum, small and midcap growth benchmarks did slightly worse than their value counterparts. Similarly, sector level performance within the S&P 500® Index reveals few trends other than consolidation.

Continuing the losses of August, the S&P 500® Index lost almost 2.5% in the month of September. The month can be neatly divided into two halves: before the September Federal Open Market Committee (FOMC) meeting and after. In the two weeks leading up to the meeting, the S&P experienced a continuation of the August volatility, as the market worried about a Fed “policy error”. News that the Federal Reserve would postpone its long-telegraphed rate increase was momentarily met with a short-covering rally. This relief was short-lived, and by the end of the month the market had come close to testing its August lows. With the Federal Reserve news behind it, the market refocused on the weak prospects for earnings growth. Stepping back from this myopic week-to-week Fed watching, we believe this concern with earnings is well-placed. There is building evidence that S&P 500® Index earnings may well have seen a cycle peak in early 2015. Consensus estimates, however, still anticipate healthy earnings per share growth in 2016 and 2017. This sets the market up for unpleasant surprises, despite valuations that are reasonable.

Semi-Annual Report	September 30, 2015	5

Management’s Discussion of Fund Performance	September 30, 2015

DoubleLine Equities Growth Fund

During the 6-month period ended September 30, 2015, the DoubleLine Equities Growth Fund underperformed the S&P 500® Index by 5.92%. Our position in a number of sectors suffered disproportionately in the market turmoil of late August and September. The Information Technology (IT) sector represented the greatest single detractor to relative returns. While our positions in Facebook and salesforce.com contributed positively to returns, we had several positions which underperformed the benchmark including ChipMOS, Workday, Twitter and LinkedIn. In aggregate, the IT sector cost us over three percentage points of relative returns. Healthcare was the second greatest detractor. In late September, the topic of drug pricing took greater prominence in the Presidential election, leading to a broad-based sell off in pharmaceutical and biotech stocks. Emerging growth biotechs were hit particularly hard, and the Nasdaq Biotechnology Index fell nearly 18% in the quarter. Our positions in Biogen, ISIS Pharmaceuticals, OvaSciences, Aquinox and Celladon were particularly costly to returns relative to the S&P 500® Index. Our best performers in the sector were IDEXX and Seattle Genetics.

Consumer Staples and Energy were also relative underperformers in the portfolio. In Consumer Staples, our positions in Sprouts Farmers Market and Chef’s Warehouse hurt returns. The Energy Sector was the worst returning sector of the S&P 500® Index, and our positions hurt returns. Our best relative sector was Financial Services. Notable outperformers were First Republic Bank, BankUnited, Virtu Financial, and Ace. Our strong returns from these names were partially offset by weak returns in Community Healthcare Trust and Leucadia. The Industrial sector also contributed positively to relative returns. Precision Cast Parts and Ametek were the Fund’s strongest performers (on a relative basis), while Astronics and Canadian Pacific Railway hurt relative returns.

Period Ended 9-30-15	6-months
I-Share	-12.10%
A-Share
Without Load	-12.23%
With Load	-15.96%
S&P 500® Index	-6.18%

For additional performance information, please refer to the “Standardized Performance Summary.”

Past performance is not a guarantee of future results.

Opinions expressed herein are as of September 30, 2015 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

The performance shown assumes the reinvestment of all dividends and distributions and does not reflect any reductions for taxes. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Equities may decline in value due to both real and perceived general market, economic, and industry conditions.

Investments in foreign securities involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets.

Investments in smaller capitalization companies involve additional risks such as limited liquidity and greater volatility.

ETF investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.

Additional principal risks for the Fund can be found in the prospectus.

Diversification does not assure a profit or protect against loss in a declining market.

Nasdaq Biotechnology Index—A capitalization-weighted index that contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as either Biotechnology or Pharmaceuticals which also meet other eligibility criteria.

Russell® 1000 Growth Index—An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell® 1000 Value Index—An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

S&P 500® Index—The Standard & Poor’s U.S. 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Chicago Board Options Exchange Volatility Index (VIX)—An index that shows the market’s expectation of 30-day volatility. This index is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk and is calculated by the Chicago Board Options Exchange (CBOE).

6	DoubleLine Equities Growth Fund

September 30, 2015

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

The DoubleLine Equity Funds are distributed by Quasar Distributors, LLC.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.

DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

Semi-Annual Report	September 30, 2015	7

Standardized Performance Summary	(Unaudited) September 30, 2015

DBEGX/DDEGX
Equities Growth Fund Returns as of September 30, 2015	6 Months	1 Year	Since Inception Annualized (4-1-13)	Gross Expense Ratio	Net Expense Ratio*
I-share (DBEGX)	-12.10%	-1.88%	10.59%	4.42%	1.06%
A-share (DDEGX)				4.67%	1.31%
A-share (No Load)	-12.23%	-2.13%	10.34%
A-share (With Load)	-15.96%	-6.27%	8.46%
S&P 500® Index	-6.18%	-0.61%	10.89%

The performance information shown assumes the reinvestment of all dividends and distributions. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 213-633-8200 or by visiting www.doublelinefunds.com. Performance data shows for Equities Growth Fund reflects the Class A maximum sales charge of 4.25%. The Equities Growth Fund imposes a Deferred Sales Charge of 0.75% on purchases of $1 million or more of Class A shares if redeemed within 18 months of purchase.

The Equities Growth Fund commenced operation as of April 1, 2013. Effective October 1, 2014, the Fund’s Class N shares were re-designated as Class A shares. The performance shown for the Fund’s Class A shares (No Load) is the same as the performance for the Fund’s Class N shares would have been during the 12-month period. The performance shown for the Fund’s A Class shares (With Load) includes the performance of the Fund’s Class N shares prior to October 1, 2014 restated to reflect the applicable Class A shares’ sales load. Performance reflects management fees and other fund expenses. Investment performance fee waivers in effect. In the absence of such waivers, total return would be reduced. You cannot invest directly in an index.

* The Adviser has contractually agreed to waive fees and reimburse expenses through July 31, 2016. For additional information regarding these expense limitation arrangements, please see Note 3 in the Notes to Financial Statements.

8	DoubleLine Equities Growth Fund

Schedule of Investments DoubleLine Equities Growth Fund	(Unaudited) September 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE $
COMMON STOCKS 96.9%

AEROSPACE & DEFENSE 5.5%
2,331	Astronics Corporation*	94,243
1,337	Precision Castparts Corporation	307,122

		401,365

BANKS 5.2%
4,893	BankUnited, Inc.	174,925
3,242	First Republic Bank	203,500

		378,425

BIOTECHNOLOGY 8.5%
566	Biogen Idec, Inc.*	165,165
1,325	BioMarin Pharmaceutical, Inc.*	139,549
4,345	Calithera Biosciences, Inc.*	23,593
2,108	Celgene Corporation*	228,022
451	Kite Pharma, Inc.*	25,112
622	PTC Therapeutics, Inc.*	16,607
554	Spark Therapeutics, Inc.*	23,119

		621,167

CAPITAL MARKETS 4.6%
5,563	Moelis & Company	146,084
8,300	Virtu Financial, Inc.	190,236

		336,320

DIVERSIFIED FINANCIAL SERVICES 3.2%
11,293	Leucadia National Corporation	228,796

ELECTRICAL EQUIPMENT 3.7%
5,128	AMETEK, Inc.	268,297

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.6%
12,356	RealD, Inc.*	118,741

FOOD & STAPLES RETAILING 1.3%
6,511	Chefs’ Warehouse, Inc.*	92,196

HEALTH CARE EQUIPMENT & SUPPLIES 3.5%
3,408	IDEXX Laboratories, Inc.*	253,044

INTERNET & CATALOG RETAIL 4.1%
578	Amazon.com, Inc.*	295,872

INTERNET SOFTWARE & SERVICES 6.8%
811	CoStar Group, Inc.*	140,352
2,839	Facebook, Inc.*	255,226
4,629	Hortonworks, Inc.*	101,329

		496,907

IT SERVICES 3.4%
955	Alliance Data Systems Corporation*	247,326

LIFE SCIENCES TOOLS & SERVICES 3.4%
1,397	Illumina, Inc.*	245,621

MULTI-UTILITIES 3.2%
4,434	PG&E Corporation	234,115

OIL, GAS & CONSUMABLE FUELS 5.8%
13,984	EP Energy Corporation*	72,017
1,320	Pioneer Natural Resources Company	160,565
19,340	Synergy Resources Corporation*	189,532

		422,114

REAL ESTATE INVESTMENT TRUSTS (REITs) 1.9%
8,850	Community Healthcare Trust, Inc.	140,715

SHARES	SECURITY DESCRIPTION			VALUE $
ROAD & RAIL 5.0%
1,400	Canadian Pacific Railway Ltd. (Canada)			200,998
1,810	Kansas City Southern			164,493

				365,491

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
13,408	ChipMOS TECHNOLOGIES Ltd. (Bermuda)			220,159

SOFTWARE 11.7%
2,682	NetSuite, Inc.*			225,020
2,787	Salesforce.com, Inc.*			193,501
3,180	ServiceNow, Inc.*			220,851
3,024	Workday, Inc.*			208,233

				847,605

SPECIALTY RETAIL 6.8%
2,484	CarMax, Inc.*			147,351
5,607	DSW, Inc.			141,913
2,422	Tractor Supply Company			204,223

				493,487

TOBACCO 4.7%
4,874	Alliance One International, Inc.*			99,341
4,946	Universal Corporation			245,173

				344,514

	Total Common Stocks (Cost $7,241,772)			7,052,277

SHORT TERM INVESTMENTS 2.4%
58,092	BlackRock Liquidity Funds FedFund— Institutional Shares	0.01%	♦	58,092
58,091	Fidelity Institutional Money Market Government Portfolio—Class I	0.01%	♦	58,091
58,091	Morgan Stanley Institutional Liquidity Funds Government Portfolio— Institutional Share Class	0.04%	♦	58,091

	Total Short Term Investments (Cost $174,274)			174,274

	Total Investments 99.3% (Cost $7,416,046)			7,226,551
	Other Assets in Excess of Liabilities 0.7%			47,488

	NET ASSETS 100.0%			$7,274,039

INVESTMENT BREAKDOWN as a % of Net Assets:
Software	11.7%
Biotechnology	8.5%
Internet Software & Services	6.8%
Specialty Retail	6.8%
Oil, Gas & Consumable Fuels	5.8%
Aerospace & Defense	5.5%
Banks	5.2%
Road & Rail	5.0%
Tobacco	4.7%
Capital Markets	4.6%
Internet & Catalog Retail	4.1%
Electrical Equipment	3.7%
Health Care Equipment & Supplies	3.5%
IT Services	3.4%
Life Sciences Tools & Services	3.4%
Multi-Utilities	3.2%
Diversified Financial Services	3.2%
Semiconductors & Semiconductor Equipment	3.0%
Short Term Investments	2.4%
Real Estate Investment Trusts (REITs)	1.9%
Electronic Equipment, Instruments & Components	1.6%
Food & Staples Retailing	1.3%
Other Assets and Liabilities	0.7%

100.0%

*	Non-Income Producing

♦	Seven-day yield as of September 30, 2015

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2015	9

Statement of Assets and Liabilities	(Unaudited) September 30, 2015

ASSETS
Investments in Securities, at Value*	$7,052,277
Short Term Investments*	174,274
Receivable for Investments Sold	71,671
Prepaid Expenses and Other Assets	27,585
Investment Advisory Fees Receivable	12,704
Interest and Dividends Receivable	4,013
Total Assets	7,342,524

LIABILITIES
Professional Fees Payable	22,306
Transfer Agent Expenses Payable	19,522
Trustees’ Fees Payable	15,656
Shareholder Reporting Expenses Payable	7,656
Payable for Fund Shares Redeemed	1,466
Administration, Fund Accounting and Custodian Fees Payable	885
Distribution Fees Payable	644
Accrued Expenses	267
Registration Fees Payable	83
Total Liabilities	68,485
Net Assets	$7,274,039

NET ASSETS CONSIST OF:
Paid-in Capital	$7,451,009
Undistributed (Accumulated) Net Investment Income (Loss) (See Note 6)	(19,462)
Accumulated Net Realized Gain (Loss) on Investments	31,987
Net Unrealized Appreciation (Depreciation) on Investments	(189,495)
Net Assets	$7,274,039

*Identified Cost:
Investments in Securities	$7,241,772
Short Term Investments	174,274

Class I (unlimited shares authorized):
Net Assets	$5,294,002
Shares Outstanding	436,590
Net Asset Value, Offering and Redemption Price per Share	$12.13

Class A (unlimited shares authorized):
Net Assets	$1,980,037
Shares Outstanding	164,226
Net Asset Value, Offering Price per Share	$12.57
Net Asset Value, Redemption Price per Share	$12.06

10	DoubleLine Equities Growth Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended September 30, 2015

INVESTMENT INCOME
Income:
Dividends	$25,564
Interest	30
Total Investment Income	25,594
Expenses:
Trustees’ Fees	35,267
Investment Advisory Fees	32,186
Transfer Agent Expenses	30,369
Professional Fees	21,302
Registration Fees	14,871
Shareholder Reporting Expenses	12,525
Miscellaneous Expenses	3,798
Distribution Fees - Class A	2,805
Administration, Fund Accounting and Custodian Fees	1,887
Insurance Expenses	1,017
Total Expenses	156,027
Less: Fees (Waived)/Recouped	(110,979)
Net Expenses	45,048

Net Investment Income (Loss)	(19,454)

REALIZED & UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on Investments	(43,584)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(950,978)
Net Realized and Unrealized Gain (Loss) on Investments	(994,562)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,014,016)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2015	11

Statements of Changes in Net Assets	September 30, 2015

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

OPERATIONS
Net Investment Income (Loss)	$(19,454)	$(40,687)
Net Realized Gain (Loss) on Investments	(43,584)	348,517
Net Change in Unrealized Appreciation (Depreciation) on Investments	(950,978)	482,833
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,014,016)	790,663

DISTRIBUTIONS TO SHAREHOLDERS
From Net Realized Gain
Class I	—	(231,208)
Class A1	—	(94,955)

Total Distributions to Shareholders	—	(326,163)

NET SHARE TRANSACTIONS
Class I	157,508	3,735,473
Class A1	(16,189)	695,793
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	141,319	4,431,266

Total Increase (Decrease) in Net Assets	$(872,697)	$4,895,766

NET ASSETS
Beginning of Period	$8,146,736	$3,250,970
End of Period	$7,274,039	$8,146,736

Undistributed (Accumulated) Net Investment Income (Loss) (See Note 6)	$(19,462)	$(8)

[1]	Effective October 1, 2014, Class N shares were re-designated as Class A shares.

12	DoubleLine Equities Growth Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights	September 30, 2015

	Period Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014[1]	Period Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014[1]
	Class I		Class I	Class I	Class A		Class A6	Class A

Net Asset Value, Beginning of Period	$13.80		$12.63	$10.00	$13.74		$12.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[4]	(0.03)		—	(0.07)	(0.04)		(0.03)	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.64)		1.78	2.85	(1.64)		1.77	2.83
Total from Investment Operations	(1.67)		1.78	2.78	(1.68)		1.74	2.76

Less Distributions:
Distributions from Net Realized Gain	—		(0.61)	(0.15)	—		(0.61)	(0.15)
Total Distributions	—		(0.61)	(0.15)	—		(0.61)	(0.15)
Net Asset Value, End of Period	$12.13		$13.80	$12.63	$12.06		$13.74	$12.61
Total Return[5]	(12.10)%	[2]	14.45%	27.83%	(12.23)%	[2]	14.15%	27.63%

Supplemental Data:
Net Assets, End of Period (000’s)	$5,294		$5,865	$1,821	$1,980		$2,282	$1,430
Ratios to Average Net Assets:
Expenses Before Fees (Waived)/Recouped	3.81%	[3]	4.41%	13.32%	4.06%	[3]	4.66%	13.57%
Expenses After Fees (Waived)/Recouped	1.05%	[3]	1.05%	1.05%	1.30%	[3]	1.30%	1.30%
Net Investment Income (Loss)	(0.41)%	[3]	(0.19)%	(0.58)%	(0.66)%	[3]	(0.20)%	(0.53)%
Portfolio Turnover Rate	41%	[2]	105%	54%	41%	[2]	105%	54%

[1]	Commencement of operations on April 1, 2013.
[2]	Not annualized.
[3]	Annualized.
[4]	Calculated based on average shares outstanding during the period.
[5]	Total return does not include the effects of sales charges for Class A.
[6]	Effective October 1, 2014, Class N shares were re-designated as Class A shares.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2015	13

Notes to Financial Statements	(Unaudited) September 30, 2015

1.  Organization

DoubleLine Equity Funds, a Massachusetts business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the DoubleLine Equities Growth Fund (the “Fund”). The Fund offers two classes of shares, Class A shares and Class I shares. Effective October 1, 2014, Class N shares were re-designated as Class A shares.

The DoubleLine Equities Growth Fund commenced operations on April 1, 2013. The Fund’s investment objective is to seek long-term capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Common stocks that are traded on a national securities exchange are typically valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of September 30, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 20151:

Category
Investments in Securities
Level 1
Common Stock	$7,052,277
Money Market Funds	174,274
Total Level 1	7,226,551
Level 2	—
Level 3	—
Total	$7,226,551

See	the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2015.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

14	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2015

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years, 2015 and 2014 for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2015 the Fund has no examination in progress.

Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended March 31, 2015. The Fund identifies its major tax jurisdiction as U.S. Federal, the State of Massachusetts and the State of California. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received.

D. Dividends and Distributions to Shareholders. Dividends from the net investment income of the Fund will be declared and paid at least annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or accumulated net realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Distributions from investment companies will be classified as investment income or realized gains in the Statement of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of a class of shares of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Fund’s NAV is calculated on days when the New York Stock Exchange opens for regular trading.

G. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

H. Other. Each share class of the Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to the Fund are allocated among all appropriate funds in proportion to their respective net assets or on another reasonable basis. Investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.

3.  Related Party Transactions

DoubleLine Equity LP (the “Adviser”) provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for the day-to-day management of the Trust’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% of the average daily net assets of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

The Adviser has contractually agreed to limit the Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed 1.05% for the Class I shares and 1.30% for the Class A shares. For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. The Fund’s expense limitation is expected to apply until at least July 31, 2016 except it may be terminated during its term only by a majority vote of the disinterested Trustees of the Board.

Semi-Annual Report	September 30, 2015	15

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2015

The Adviser is permitted to be reimbursed for fee waivers and/or expense reimbursements it made to the Fund in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees waived and/or expenses reimbursed. Any such reimbursement requested by the Adviser is subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.

The Adviser contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:

Date of Expiration
March 31, 2017	$251,064
March 31, 2018	198,408
March 31, 2019	110,979

4.  Distribution, Sales Charge and Redemption Fees

Class A shares of the Fund make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class A shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class A shares.

The Class A shares of DoubleLine Equities Growth Fund have a maximum sales charge imposed on purchases of 4.25% of the offering price and a maximum contingent deferred sales charge of 0.75% that applies to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.

5.  Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended September 30, 2015 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Equities Growth Fund	$3,679,683	$3,124,681

There were no transactions in U.S. Government Securities (defined as long-term U.S. Treasury bills, bonds and notes) during the period.

6.  Income Tax Information

The tax character of distributions for the Fund are as follows:

	Period Ended September 30, 2015	Year Ended March 31, 2015
Distributions Paid From:
Ordinary Income	$—	$187,179
Long Term Capital Gain	—	138,984
Total Distributions Paid	$—	$326,163

The amount and character of tax-basis distributions and composition of net assets including undistributed (accumulated) net investment income (loss) are finalized at fiscal year end; accordingly, tax-basis balances have not been determined as of the date of this report.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero.

The cost basis of investments for federal income tax purposes as of September 30, 2015 was as follows:

Tax Cost of Investments	$7,430,702
Gross Tax Unrealized Appreciation	446,395
Gross Tax Unrealized Depreciation	(650,546)
Net Tax Unrealized Appreciation (Depreciation)	$(204,151)

16	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2015

As of March 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net Tax Unrealized Appreciation (Depreciation)	$746,827
Undistributed Ordinary Income	67,348
Undistributed Long Term Capital Gain	22,879
Total Distributable Earnings	90,227
Other Accumulated Gains (Losses)	(8)
Total Accumulated Earnings (Losses)	$837,046

As of March 31, 2015, the Fund did not have any available capital loss carryforwards.

As of March 31, 2015, the Fund deferred, on a tax basis, no post-October losses.

Additionally, US GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses. For the year ended March 31, 2015, the following table shows the reclassifications made:

	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
DoubleLine Equities Growth Fund	$40,679	$(40,679)	$—

7.  Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold
Class I	22,677	$305,383	332,051	$4,402,334
Class A	6,457	88,068	101,308	1,304,786
Reinvested Dividends
Class I	—	—	5,696	73,708
Class A	—	—	7,094	91,447
Shares Redeemed
Class I	(11,055)	(147,875)	(56,963)	(740,569)
Class A	(8,338)	(104,257)	(55,685)	(700,440)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	9,741	$141,319	333,501	$4,431,266

8.  Trustees’ Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $35,267 from the Fund during the year ended September 30, 2015. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees’ Fees in the Statement of Operations includes $35,267 in current fees (either paid in cash or deferred). There was no material appreciation or depreciation of the deferred amounts for the period. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

9.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust, along with another affiliated trust (all the series of each such trust, the “DoubleLine Funds”), an uncommitted, $600,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the

Semi-Annual Report	September 30, 2015	17

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2015

DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the Bank’s prime rate less 0.50% (weighted average rate of 2.75% for the period ended September 30, 2015).

For the period ended September 30, 2015, the Fund did not draw on its available credit facility.

10.  Significant Shareholder Holdings

As of September 30, 2015, shareholders affiliated with the Fund and/or Adviser owned shares of the Fund as follows:

	Shares	Percent of Total Outstanding Shares—Per Class	Percent of Total Outstanding Shares—Total Fund
DoubleLine Equities Growth Fund—Class I	313,779	72%	52%

Investment activities of these shareholders could have a material affect on the Fund. See the description of “large shareholder risk” in the following Principal Risks footnote.

11.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, yield and total return. You should read the Fund’s prospectus carefully for a description of the principal risks associated with investing in the Fund.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•	convertible securities risk: investing in convertible bonds and securities includes the risk that the issuer may default in the payment of principal and/or interest and the risk that the value of the investment may decline if interest rates rise.

•	counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	depositary receipts risk: investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

•	derivatives risk: the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•	emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.

•	equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•	foreign investing risk: the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. If the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions.

•	fund level tax risk: the risk that the Fund could be considered a personal holding company for federal income tax purposes, which will result in Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.

•	growth securities risk: the risk that growth securities will be more sensitive to changes in current or expected earnings than other types of securities and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits.

18	DoubleLine Equities Growth Fund

(Unaudited) September 30, 2015

•	investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded fund (“ETF”), in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses.

•	large shareholder risk: the risk that certain account holders, including funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•	limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•	market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•	market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•	portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•	privately-held companies and private funds risk: investments in privately-held companies and private funds are typically illiquid and may require a substantial period of time before a substantial increase in price (if any) can occur.

•	reliance on the adviser: the risk associated with the Fund’s ability to achieve its investment objective being dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio managers of the Fund may have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar, the past experience of the portfolio managers does not guarantee future results for the Fund.

•	securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investment in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

12.  Recently Issued Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted.

13.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Semi-Annual Report	September 30, 2015	19

Shareholder Expenses	(Unaudited) September 30, 2015

Example

As a shareholder of the Fund, you incur two basic types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/15 through 9/30/15.*

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio[1]	Beginning Account Value	Ending Account Value 9/30/15	Expenses Paid During Period *[1]	Ending Account Value 9/30/15	Expenses Paid During Period *[1]
DoubleLine Equities Growth Fund	Class I	1.05%	$1,000	$879	$4.95	$1,020	$5.32
	Class A	1.30%	$1,000	$878	$6.12	$1,019	$6.58

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

1 Reflects fee waiver and expense limitation arrangements in effect during the period.

20	DoubleLine Equities Growth Fund

Federal Tax Information	(Unaudited) September 30, 2015

For the fiscal year ended March 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $400,000 for single individuals and $450,000 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
DoubleLine Equities Growth Fund	12.76%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended March 31, 2015 was as follows:

Dividend Received Deduction
DoubleLine Equities Growth Fund	9.64%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was as follows:

Qualified Short-Term Gains
DoubleLine Equities Growth Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the Fund was as follows:

Qualified Interest Income
DoubleLine Equities Growth Fund	0.03%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Semi-Annual Report	September 30, 2015	21

Information About Proxy Voting	(Unaudited) September 30, 2015

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the commission’s website at http://www.sec.gov.

Information About Portfolio Holdings

It is the policy of the Trust to provide certain unaudited information regarding the portfolio composition of the Fund as of month-end to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter).

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Fund at no charge at 877-DLine11 (877-354-6311) between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the SEC website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the SEC Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

22	DoubleLine Equities Growth Fund

Privacy Notice	(Unaudited) September 30, 2015

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The types of personal information DoubleLine collects and shares depend on the product or service you have with us. This information may include:

•	Social Security Number;
•	account balances;
•	transaction or loss history;
•	assets;
•	investment experience;
•	account transactions;
•	risk tolerance.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•	to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
•	DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
•	to alert a customer to other financial products and services offered by DoubleLine or an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We have procedures designed to limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We seek to maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Information Collected from Websites. Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Certain portions of doublelinefunds.com are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

Semi-Annual Report	September 30, 2015	23

DoubleLine Equity LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	fundinfo@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Equity LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Distributor:

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center Drive,

Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doublelinefunds.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

DL-SEMI-DEF

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Equity Funds

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	November 25, 2015

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	November 25, 2015